Property, plant and equipment (Details) - GBP (£)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment	£ 681,000	£ 338,000	£ 1,275,000	£ 570,000
Disposals			0
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions			10,731,000
Cost | Assets Under Construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions			6,791,000
Reclassification of assets			1,180,000
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Additions			239,000
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			450,000
Cost | Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			394,000
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			2,857,000
Reclassification of assets			1,180,000
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment			£ 1,275,000